TAXES ON INCOME	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
TAXES ON INCOME

NOTE 15 - TAXES ON INCOME

A.	The Company is subject to income taxes under Israeli tax laws:

1.	The Israeli corporate tax rate was 23% in 2024, 2023 and 2022.

2.	As of December 31, 2024, the Company generated net operating losses of approximately $60,600, which may be carried forward and offset against taxable income in the future for an indefinite period.

3.	The Company is still in its development stage and has not generated significant revenues from its activities and has incurred substantial operating losses. Therefore, it is more likely than not that sufficient taxable income will not be available for the tax losses to be utilized in the foreseeable future. Therefore, a valuation allowance was recorded to cover the entire balance of the deferred tax assets.

	December 31,
Deferred tax assets:	2024	2023

Deferred taxes due to carryforward losses	$13,938	$12,474

Valuation allowance	(13,938)	(12,474)
Income tax expenses	—	—

4.	The Company has no uncertain tax positions and foreign sources of income.

Rail Vision Ltd.

Notes to Financial Statements
(U.S. dollars in thousands, except share and per share data)